Convertible Promissory Notes And Onshore Convertible Loans	12 Months Ended
Dec. 31, 2020
Convertible Promissory Notes And Onshore Convertible Loan [Abstract]
Convertible promissory notes and onshore convertible loans
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. CONVERTIBLE PROMISSORY NOTES AND ONSHORE CONVERTIBLE LOANS
2017 Notes
On September 25, 2017, the Company issued US$11,520 convertible promissory notes (“2017 Notes”) to investors of Series B Preferred Shares (see Note 1
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) at a compound interest rate of 8% per annum, maturing on 36 months after the issuance date. Under the agreement, the holder of the 2017 Notes may convert the outstanding principal amount into Series
B-1
Preferred Shares at the conversion price of US$5.38 per share or a lower price as may be agreed by the investors and the Company at any time from six months prior to the maturity date and prior to the repayment in full of the 2017 Note. No interest shall be accrued if the 2017 Notes have been converted into Series
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Preferred Shares.
As the fair value of the Company’s ordinary shares on September 25, 2017 was lower than the effective conversion price of US$5.38, the Company did not record a BCF.
On June 29, 2018, the Company’s 2017 Notes were converted into the Company’s 2,535,201 Series
B-1
Preferred Shares at the nominal conversion price of US$5.38 per share.
2018 Notes
On February 3, 2018, the Company issued US$9,000 (equivalent to approximately RMB59,704) convertible promissory notes (“2018 Notes”) to Genexine, Inc. of Series
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Preferred Shares at an annual interest rate of 0%, maturing on 36 months after the issuance date. Under the agreement, the holder of the 2018 Notes may convert the 2018 Notes outstanding principal amount into Series
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Preferred Shares at the conversion price being lower of US$10 per share and fair market value at any time prior to the maturity date. Alternatively, the 2018 Notes shall be automatically converted into the Company’s Series B Preferred Shares upon the maturity. As the fair value of the Company’s ordinary shares on February 3, 2018 of US$3.96 was equal to the effective conversion price (being lower of US$10 per share and fair market value), the Company did not record a BCF. On December 17, 2020, the Group issued 900,000 ordinary shares to Genexine, Inc. upon the full conversion of the 2018 Notes with the conversion price of US$10 per share.
Onshore Convertible Loans
On September 25, 2017,
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Tianjin issued a US$5,359 convertible loan to Series B Onshore Investors at a compound interest rate of 8% per annum, maturing on 36 months after the issuance date. Under the agreement, the holder of the Onshore Convertible Loans may convert the outstanding principal amount into
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Tianjin’s equity interest a stipulated conversion price at any time from six months prior to the maturity date and prior to the repayment in full of the Onshore Convertible Loans. No interest shall be accrued if the Onshore Convertible Loans have been converted into
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Tianjin’s equity interest. As the fair value of the
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Tianjin’s ordinary shares on September 25, 2017 was lower than the effective conversion price of US$4.31, the Company did not record a BCF.
In June and July 2018, the Company reached agreements with holders of Onshore Convertible Loans and the principal amount of Onshore Convertible Loans were then effectively converted into 1,179,379 Series
B-1
Preferred Shares of the Company and the accrued interests were waived, resulting in an extinguishment loss of RMB8,548.